Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 7 — Commitments

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration rights and stockholder agreement entered into on September 13, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration and stockholder rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters of the Initial Public Offering are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. Up to 40% of such amount (or $3,220,000) may be paid at the sole discretion of the Company’s management team to the underwriters in the allocations determined by the management team and/or to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in completing a Business Combination. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Equity Purchase Agreement

On December 15, 2020, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) with AST & Science LLC, a Delaware limited liability company (“AST”), the existing equityholders of AST (the “Existing Equityholders”), the Sponsor and Abel Avellan (“Existing Equityholder Representative”) in his capacity as Existing Equityholder Representative. The transactions contemplated by the Equity Purchase Agreement are referred to herein as the “AST Business Combination.”

Following the closing of the AST Business Combination (the “Closing”), the Company will be organized as an umbrella partnership-C corporation structure, in which substantially all of the operating assets of AST’s business will be held by AST, and the Company’s only assets will be its equity interests in AST. The Company will be renamed AST SpaceMobile, Inc. (“SpaceMobile”) at Closing.

At the Closing, the Company will (i) amend and restate its existing Certificate of Incorporation (the “A&R Certificate of Incorporation”) to, among other things, (a) change the name of the Company to AST SpaceMobile, Inc., (b) convert all then-outstanding Founder Shares, excluding any Forfeited Founder Shares into shares of Class A common stock, par value $0.0001 per share, of SpaceMobile (“Class A Common Stock”) and (c) authorize the issuance of Class B common stock, par value $0.0001 per share, of SpaceMobile (“Class B Common Stock”) and Class C common stock, par value $0.0001 per share, of SpaceMobile (“Class C Common Stock”) and (ii) replace the Amended and Restated By-Laws of the Company (the “Existing Bylaws”), by adopting the Bylaws of AST SpaceMobile, Inc. (the “SpaceMobile Bylaws”).

Concurrently with the Equity Purchase Agreement, the Company entered into various subscription agreements (the “Subscription Agreements”) with certain third-party investors wherein the investors have committed to make private investments in public equity (“PIPE”) in the form of Class A Common Stock in an aggregate amount of $230 million (the “PIPE Investment”). In exchange for the PIPE Investment, these “PIPE Investors” will receive an aggregate of 23 million shares of Class A Common Stock.

The Equity Purchase Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Equity Purchase Agreement.

Upon closing the business combination, the Company and AST anticipate incurring transaction costs to investment bankers, attorneys and other service providers.

In anticipation of a proxy vote to approve the AST Business Combination, certain PIPE Investors deposited $50,000,000 into the Company’s operating account. As such, these funds are presented as a liability (Deposit from investors) within the balance sheet as an offset to the increase in cash.

NOTE 8 — COMMITMENTS

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration rights and stockholder agreement entered into on September 13, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration and stockholder rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters of the Initial Public Offering are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. Up to 40% of such amount (or $3,220,000) may be paid at the sole discretion of the Company’s management team to the underwriters in the allocations determined by the management team and/or to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating a Business Combination. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Equity Purchase Agreement

On December 15, 2020, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) with AST & Science LLC, a Delaware limited liability company (“AST”), the existing equityholders of AST (the “Existing Equityholders”), the Sponsor and Abel Avellan (“Existing Equityholder Representative”) in his capacity as Existing Equityholder Representative. The transactions contemplated by the Equity Purchase Agreement are referred to herein as the “AST Business Combination.”

Following the closing of the AST Business Combination (the “Closing”), the Company will be organized as an umbrella partnership-C corporation structure, in which substantially all of the operating assets of AST’s business will be held by AST, and the Company’s only assets will be its equity interests in AST. The Company will be renamed AST SpaceMobile, Inc. (“SpaceMobile”) at Closing.

At the Closing, the Company will (i) amend and restate its existing Certificate of Incorporation (the “A&R Certificate of Incorporation”) to, among other things, (a) change the name of the Company to AST SpaceMobile, Inc., (b) convert all then-outstanding Founder Shares, excluding any Forfeited Founder Shares into shares of Class A common stock, par value $0.0001 per share, of SpaceMobile (“Class A Common Stock”) and (c) authorize the issuance of Class B common stock, par value $0.0001 per share, of SpaceMobile (“Class B Common Stock”) and Class C common stock, par value $0.0001 per share, of SpaceMobile (“Class C Common Stock”) and (ii) replace the Amended and Restated By-Laws of the Company (the “Existing Bylaws”), by adopting the Bylaws of AST SpaceMobile, Inc. (the “SpaceMobile Bylaws”).

Concurrently with the Equity Purchase Agreement, the Company entered into various subscription agreements (the “Subscription Agreements”) with certain third-party investors (the “PIPE Investors”) pursuant to which the PIPE Investors have committed to make private investments in public equity in the form of Class A Common Stock in an aggregate amount of $230 million (the “PIPE Investment”). In exchange for the PIPE Investment, the PIPE Investors will receive an aggregate of 23 million shares of Class A Common Stock.

The Equity Purchase Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Equity Purchase Agreement.

Upon closing the business combination, the Company and AST anticipate incurring transaction costs to investment bankers, attorneys and other service providers.